Leases (Tables)	9 Months Ended
Sep. 30, 2023
Lease [Abstract]
Summary of Carrying Amounts of The Right-of-use Assets and Movements
The carrying amounts of the Company’s right-of-use assets and the movements for the nine months ended September 30, 2023 are as follows:

2023
US$’000 (Unaudited)

Right-of-use assets at January 1, 2023	55,590
Additions	25,918
Exchange realignment	(1,017)
Depreciation of right-of-use assets	(5,680)
Right-of-use assets at September 30, 2023	74,811

Summary of Lease Liabilities Measured at Present Value of Lease Payments to be Made Over Lease Term	The balance of the Company’s lease liabilities and the movements for the nine months ended September 30, 2023 are as follows:

2023
US$’000 (Unaudited)
Carrying amount at January 1, 2023	(23,602)
Additions	(25,925)
Accretion of interest recognized during the period	(1,013)
Payments	5,072
Exchange realignment	866
Carrying amount at September 30, 2023	(44,602)
Analyzed into:
Current portion	(2,915)
Non-current portion	(41,687)
Total	(44,602)